Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”)

Wells Faro Bank, National Association

Wells Fargo Securities, LLC

(together, the “Specified Parties”)

Re: Wells Fargo Commercial Mortgage Trust 2019-JWDR – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “2019-JWDR Accounting Tape.xlsx” provided to us on September 12, 2019 (the “Data File”) containing information pertaining to one mortgage loan (“Mortgage Loan”) and one related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the Wells Fargo Commercial Mortgage Trust 2019-JWDR, Commercial Mortgage Pass-Through Certificates, Series 2019-JWDR. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-Off Date” means the payment date in October 2019, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia

September 12, 2019

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Mortgage Loan Originator	Provided by the Company
Mortgage Loan Seller	Provided by the Company
Securitization Control Number	Provided by the Company
Property Name	Provided by the Company
Property Address	PCA
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwritten Cash Flows
Unit of Measure	Underwritten Cash Flows
Occupancy %	Underwritten Cash Flows
Occupancy % Source Date	Underwritten Cash Flows
Loan Purpose (Acquisition, Refinance)	Closing Statement, Loan Agreement
Borrower Name	Loan Agreement
Borrower Sponsor	Guaranty
Recourse Carveout Guarantor	Guaranty
Property Manager	Management Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Loan Agreement
Maturity Date or Anticipated Repayment Date	Loan Agreement

A-1

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Rate	Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Loan Agreement
Original Principal Balance	Loan Agreement, Promissory Note
Loan Level Cut-Off Date Balance	Loan Agreement, Promissory Note
Property Level Cut-Off Date Balance	Loan Agreement, Promissory Note
Balloon Payment	Loan Agreement, Promissory Note
Prepayment Restriction Code	Loan Agreement
Amortization Term (Original)	Loan Agreement
Amortization Term (Remaining)	Loan Agreement
Loan Term (Original)	Loan Agreement
IO Period	Loan Agreement
Loan Amortization Type	Loan Agreement
ARD Loan (Y/N)	Loan Agreement
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
LTV Adjusted (Y/N)	Provided by the Company
LTV Adjustment Amount	Provided by the Company
UW DSCRs Adjusted (Y/N)	Provided by the Company
UW DSCR Adjustment Amount	Provided by the Company
UW DYs Adjusted (Y/N)	Provided by the Company
UW DY Adjustment Amount	Provided by the Company
UW Occupancy %	Underwritten Cash Flows
UW Revenues	Underwritten Cash Flows
UW Expenses	Underwritten Cash Flows

A-2

ATTACHMENT A

Attribute	Source Document(s)
UW FF&E	Underwritten Cash Flows
UW Management Fee %	Underwritten Cash Flows
UW FF&E Reserves %	Underwritten Cash Flows
UW Hotel ADR	Underwritten Cash Flows
UW Hotel RevPAR	Underwritten Cash Flows
Most Recent Period Description	Underwritten Cash Flows
Most Recent Revenues	Underwritten Cash Flows
Most Recent Expenses	Underwritten Cash Flows
Most Recent FF&E	Underwritten Cash Flows
Most Recent Hotel ADR	Underwritten Cash Flows
Most Recent Hotel RevPAR	Underwritten Cash Flows
Second Most Recent Period Description	Underwritten Cash Flows
Second Most Recent Revenues	Underwritten Cash Flows
Second Most Recent Expenses	Underwritten Cash Flows
Second Most Recent FF&E	Underwritten Cash Flows
Second Most Recent Hotel ADR	Underwritten Cash Flows
Second Most Recent Hotel RevPAR	Underwritten Cash Flows
Third Most Recent Period Description	Underwritten Cash Flows
Third Most Recent Revenues	Underwritten Cash Flows
Third Most Recent Expenses	Underwritten Cash Flows
Third Most Recent FF&E	Underwritten Cash Flows
Third Most Recent Hotel ADR	Underwritten Cash Flows
Third Most Recent Hotel RevPAR	Underwritten Cash Flows
Assumption Frequency	Loan Agreement
Assumption Fee	Loan Agreement
Loan Cross Portfolio Name	Loan Agreement
Affiliated Sponsor (Y/N)	Loan Agreement

A-3

ATTACHMENT A

Attribute	Source Document(s)
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Initial Expiration Date	Title Policy, Ground Lease
Type of Lockbox	Loan Agreement
Engineering Escrow/Deferred Maintenance	Loan Agreement, Closing Statement
Environmental Escrow	Loan Agreement, Closing Statement
Springing Environmental Escrow Description	Loan Agreement
Tax Escrow (Initial)	Loan Agreement, Closing Statement
Tax Escrow (Monthly)	Loan Agreement, Closing Statement
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Initial)	Loan Agreement, Closing Statement
Insurance Escrow (Monthly)	Loan Agreement, Closing Statement
Springing Insurance Escrow Description	Loan Agreement
FF&E Reserve (Initial)	Loan Agreement, Closing Statement
FF&E Reserve (Monthly)	Loan Agreement, Closing Statement
Springing FF&E Reserve Description	Loan Agreement
Other Escrow I Reserve Description	Loan Agreement, Closing Statement
Other Escrow I (Initial)	Loan Agreement, Closing Statement
Other Escrow I (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow I Reserve Description	Loan Agreement
Other Escrow II Reserve Description	Loan Agreement, Closing Statement
Other Escrow II (Initial)	Loan Agreement, Closing Statement
Other Escrow II (Monthly)	Loan Agreement, Closing Statement
Springing Other Escrow II Reserve Description	Loan Agreement
Pari Passu Debt (Y/N)	Loan Agreement
Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement
Trust Component % of Pari Passu	Loan Agreement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Existing Subordinate Secured Debt (Y/N)	Loan Agreement
Sub Sec Debt Description	Loan Agreement
Sub Sec Debt Original Principal Balance	Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Loan Agreement
Existing Mezzanine Debt (Y/N)	Loan Agreement, Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Loan Agreement, Mezzanine Loan Agreement
Existing Unsecured Debt (Y/N)	Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Loan Agreement
Future Secured Debt Permitted (Y/N)	Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Loan Agreement
Seismic PML %	Seismic Report, PCA
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report, PCA
Single-Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant Name	Underwritten Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll
2nd Largest Tenant Exp. Date	Underwritten Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll
3rd Largest Tenant Exp. Date	Underwritten Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll
4th Largest Tenant SqFt	Underwritten Rent Roll
4th Largest Tenant Exp. Date	Underwritten Rent Roll

A-5

ATTACHMENT A

Attribute	Source Document(s)
5th Largest Tenant Name	Underwritten Rent Roll
5th Largest Tenant SqFt	Underwritten Rent Roll
5th Largest Tenant Exp. Date	Underwritten Rent Roll

A-6

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Mortgage Rate multiplied by 365/360 multiplied by the Original Principal Balance divided by 12.
Cut-Off Date Balance Per Key	Property Level Cut-Off Date Balance divided by No. of Units.
Loan Term (Remaining)	Loan Term (Original) minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value.
LTV Ratio at Maturity or ARD	Balloon Payment divided by As-Is Appraised Value.
UW NCF DSCR	UW NCF divided by the product of Monthly Debt Service Amount multiplied by 12.
Cut-Off Date UW NOI Debt Yield	UW NOI divided by Original Principal Balance.
Cut-Off Date UW NCF Debt Yield	UW NCF divided by Original Principal Balance.
UW NOI	UW Revenues minus UW Expenses.
UW NCF	UW NOI minus UW FF&E.
Most Recent NOI	Most Recent Revenues minus Most Recent Expenses.
Most Recent NCF	Most Recent NOI minus Most Recent FF&E.
Second Most Recent NOI	Second Most Recent Revenues minus Second Most Recent Expenses.
Second Most Recent NCF	Second Most Recent NOI minus Second Most Recent FF&E.
Third Most Recent NOI	Third Most Recent Revenues minus Third Most Recent Expenses.
Third Most Recent NCF	Third Most Recent NOI minus Third Most Recent FF&E.

B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1